SCHEDULE OF EXPECTED BENEFIT PAYMENTS (Details) - DIH Holding US, Inc. [Member] $ in Thousands	Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
2024	$ 124
2025	129
2026	313
2027	160
2028	164
2029-2033	$ 1,080